Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement Fund
Class I (SSFNX) Class K (SSFOX) Class R3 (SSFQX)
State Street Target Retirement 2025 Fund
Class I (SSBRX) Class K (SSBSX) Class R3 (SSAHX)
State Street Target Retirement 2030 Fund
Class I (SSBWX) Class K (SSBYX) Class R3 (SSAJX)
State Street Target Retirement 2035 Fund
Class I (SSCJX) Class K (SSCKX) Class R3 (SSAZX)
State Street Target Retirement 2040 Fund
Class I (SSCNX) Class K (SSCQX) Class R3 (SSAKX)
State Street Target Retirement 2045 Fund
Class I (SSDDX) Class K (SSDEX) Class R3 (SSAOX)
State Street Target Retirement 2050 Fund
Class I (SSDJX) Class K (SSDLX) Class R3 (SSAUX)
State Street Target Retirement 2055 Fund
Class I (SSDOX) Class K (SSDQX) Class R3 (SSAWX)
State Street Target Retirement 2060 Fund
Class I (SSDWX) Class K (SSDYX) Class R3 (SSAYX)
State Street Target Retirement 2065 Fund
Class I (SSFJX) Class K (SSFKX) Class R3 (SSFPX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
2.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement Fund

State Street Equity 500 Index II Portfolio	14.76%

State Street Small/Mid Cap Equity Index Portfolio	1.64%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	10.10%

State Street Aggregate Bond Index Portfolio	20.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	18.00%

SPDR Bloomberg Barclays High Yield Bond ETF	7.00%

SPDR Dow Jones Global Real Estate ETF	5.00%

SPDR Portfolio Long Term Treasury ETF	0.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	16.00%

SPDR Portfolio Short Term Corporate Bond ETF	4.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	3.50%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
3.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2025 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2025 Fund

State Street Equity 500 Index II Portfolio	20.80%

State Street Small/Mid Cap Equity Index Portfolio	2.73%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	14.85%

State Street Aggregate Bond Index Portfolio	20.75%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	18.00%

SPDR Bloomberg Barclays High Yield Bond ETF	7.00%

SPDR Dow Jones Global Real Estate ETF	5.00%

SPDR Portfolio Long Term Treasury ETF	0.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	5.90%

SPDR Portfolio Short Term Corporate Bond ETF	1.47%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	3.50%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
4.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2030 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2030 Fund

State Street Equity 500 Index II Portfolio	28.99%

State Street Small/Mid Cap Equity Index Portfolio	4.51%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	23.07%

State Street Aggregate Bond Index Portfolio	19.43%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	9.94%

SPDR Bloomberg Barclays High Yield Bond ETF	6.26%

SPDR Dow Jones Global Real Estate ETF	2.63%

SPDR Portfolio Long Term Treasury ETF	4.75%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.20%

SPDR Portfolio Short Term Corporate Bond ETF	0.05%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.18%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
5.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2035 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2035 Fund

State Street Equity 500 Index II Portfolio	33.54%

State Street Small/Mid Cap Equity Index Portfolio	6.19%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	29.27%

State Street Aggregate Bond Index Portfolio	15.84%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.50%

SPDR Bloomberg Barclays High Yield Bond ETF	4.79%

SPDR Dow Jones Global Real Estate ETF	0.13%

SPDR Portfolio Long Term Treasury ETF	9.75%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
6.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2040 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2040 Fund

State Street Equity 500 Index II Portfolio	36.16%

State Street Small/Mid Cap Equity Index Portfolio	7.90%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	32.57%

State Street Aggregate Bond Index Portfolio	11.39%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	1.98%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
7.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2045 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2045 Fund

State Street Equity 500 Index II Portfolio	37.79%

State Street Small/Mid Cap Equity Index Portfolio	9.79%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	35.17%

State Street Aggregate Bond Index Portfolio	7.25%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
8.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2050 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2050 Fund

State Street Equity 500 Index II Portfolio	38.57%

State Street Small/Mid Cap Equity Index Portfolio	11.88%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	37.29%

State Street Aggregate Bond Index Portfolio	2.25%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
9.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2055 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2055 Fund

State Street Equity 500 Index II Portfolio	38.81%

State Street Small/Mid Cap Equity Index Portfolio	12.94%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%

State Street Aggregate Bond Index Portfolio	0.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
10.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2060 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2060 Fund

State Street Equity 500 Index II Portfolio	38.81%

State Street Small/Mid Cap Equity Index Portfolio	12.94%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%

State Street Aggregate Bond Index Portfolio	0.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.
11.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2065 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2065 Fund

State Street Equity 500 Index II Portfolio	38.81%

State Street Small/Mid Cap Equity Index Portfolio	12.94%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%

State Street Aggregate Bond Index Portfolio	0.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement Fund
Class I (SSFNX) Class K (SSFOX) Class R3 (SSFQX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
2.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement Fund

State Street Equity 500 Index II Portfolio	14.76%

State Street Small/Mid Cap Equity Index Portfolio	1.64%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	10.10%

State Street Aggregate Bond Index Portfolio	20.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	18.00%

SPDR Bloomberg Barclays High Yield Bond ETF	7.00%

SPDR Dow Jones Global Real Estate ETF	5.00%

SPDR Portfolio Long Term Treasury ETF	0.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	16.00%

SPDR Portfolio Short Term Corporate Bond ETF	4.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	3.50%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2025 Fund
Class I (SSBRX) Class K (SSBSX) Class R3 (SSAHX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
3.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2025 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2025 Fund

State Street Equity 500 Index II Portfolio	20.80%

State Street Small/Mid Cap Equity Index Portfolio	2.73%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	14.85%

State Street Aggregate Bond Index Portfolio	20.75%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	18.00%

SPDR Bloomberg Barclays High Yield Bond ETF	7.00%

SPDR Dow Jones Global Real Estate ETF	5.00%

SPDR Portfolio Long Term Treasury ETF	0.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	5.90%

SPDR Portfolio Short Term Corporate Bond ETF	1.47%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	3.50%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2030 Fund
Class I (SSBWX) Class K (SSBYX) Class R3 (SSAJX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
4.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2030 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2030 Fund

State Street Equity 500 Index II Portfolio	28.99%

State Street Small/Mid Cap Equity Index Portfolio	4.51%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	23.07%

State Street Aggregate Bond Index Portfolio	19.43%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	9.94%

SPDR Bloomberg Barclays High Yield Bond ETF	6.26%

SPDR Dow Jones Global Real Estate ETF	2.63%

SPDR Portfolio Long Term Treasury ETF	4.75%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.20%

SPDR Portfolio Short Term Corporate Bond ETF	0.05%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.18%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2035 Fund
Class I (SSCJX) Class K (SSCKX) Class R3 (SSAZX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
5.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2035 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2035 Fund

State Street Equity 500 Index II Portfolio	33.54%

State Street Small/Mid Cap Equity Index Portfolio	6.19%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	29.27%

State Street Aggregate Bond Index Portfolio	15.84%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.50%

SPDR Bloomberg Barclays High Yield Bond ETF	4.79%

SPDR Dow Jones Global Real Estate ETF	0.13%

SPDR Portfolio Long Term Treasury ETF	9.75%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2040 Fund
Class I (SSCNX) Class K (SSCQX) Class R3 (SSAKX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
6.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2040 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2040 Fund

State Street Equity 500 Index II Portfolio	36.16%

State Street Small/Mid Cap Equity Index Portfolio	7.90%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	32.57%

State Street Aggregate Bond Index Portfolio	11.39%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	1.98%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2045 Fund
Class I (SSDDX) Class K (SSDEX) Class R3 (SSAOX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
7.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2045 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2045 Fund

State Street Equity 500 Index II Portfolio	37.79%

State Street Small/Mid Cap Equity Index Portfolio	9.79%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	35.17%

State Street Aggregate Bond Index Portfolio	7.25%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2050 Fund
Class I (SSDJX) Class K (SSDLX) Class R3 (SSAUX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
8.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2050 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2050 Fund

State Street Equity 500 Index II Portfolio	38.57%

State Street Small/Mid Cap Equity Index Portfolio	11.88%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	37.29%

State Street Aggregate Bond Index Portfolio	2.25%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2055 Fund
Class I (SSDOX) Class K (SSDQX) Class R3 (SSAWX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
9.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2055 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2055 Fund

State Street Equity 500 Index II Portfolio	38.81%

State Street Small/Mid Cap Equity Index Portfolio	12.94%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%

State Street Aggregate Bond Index Portfolio	0.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2060 Fund
Class I (SSDWX) Class K (SSDYX) Class R3 (SSAYX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
10.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2060 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2060 Fund

State Street Equity 500 Index II Portfolio	38.81%

State Street Small/Mid Cap Equity Index Portfolio	12.94%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%

State Street Aggregate Bond Index Portfolio	0.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2065 Fund
Class I (SSFJX) Class K (SSFKX) Class R3 (SSFPX)
(each a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED APRIL 30, 2024,
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for each Fund, within the section of each Fund’s Summary Prospectus titled “Principal Investment Strategies” and the sections of the Prospectus titled “Fund Summaries – State Street Target Retirement Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2025 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2030 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2035 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2040 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2045 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2050 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2055 Fund – Principal Investment Strategies,” “Fund Summaries – State Street Target Retirement 2060 Fund – Principal Investment Strategies,” and “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
11.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2065 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summaries – State Street Target Retirement 2065 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2065 Fund

State Street Equity 500 Index II Portfolio	38.81%

State Street Small/Mid Cap Equity Index Portfolio	12.94%

State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%

State Street Aggregate Bond Index Portfolio	0.00%

SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%

SPDR Bloomberg Barclays High Yield Bond ETF	0.00%

SPDR Dow Jones Global Real Estate ETF	0.00%

SPDR Portfolio Long Term Treasury ETF	10.00%

SPDR Portfolio Intermediate Term Treasury ETF	0.00%

SPDR Portfolio Short Term Treasury ETF	0.00%

SPDR Portfolio Short Term Corporate Bond ETF	0.00%

SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.